Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 8.7	$ 9.7	$ 20.2
Premiums ceded	(8.2)	(9.1)	(19.5)
Net earned premiums	0.5	0.6	0.7
Direct policyholder benefits	35.8	29.3	65.1
Policyholder benefits ceded	(35.6)	(28.9)	(64.8)
Net policyholder benefits	0.2	0.4	0.3
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	8.1	7.7	8.0
Premiums ceded	(8.1)	(7.7)	(8.0)
Net earned premiums	0.0	0.0	0.0
Direct policyholder benefits	35.3	26.5	56.8
Policyholder benefits ceded	(35.3)	(26.5)	(56.8)
Net policyholder benefits	0.0	0.0	0.0
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	0.6	2.0	12.2
Premiums ceded	(0.1)	(1.4)	(11.5)
Net earned premiums	0.5	0.6	0.7
Direct policyholder benefits	0.5	2.8	8.3
Policyholder benefits ceded	(0.3)	(2.4)	(8.0)
Net policyholder benefits	$ 0.2	$ 0.4	$ 0.3